Prudential Jennison Blend Fund, Inc.
 655 Broad Street
17th Floor
Newark, New Jersey 07102
November 3, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential Jennison Blend Fund, Inc.
 Registration numbers 002-75128
 and 811-03336
 Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 29, 2020.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary